                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                August 15, 2002
----------------------     --------------------------    ---------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None
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                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                49
                                             ------------------

Form 13F Information Table Value Total:           $85,690
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTERNA CORP.                  COM              268140100     1159  2820049 SH       SOLE                  2820049
ADELPHIA COMMUNICATIONS        COM              006848105      258  1543000 SH       SOLE                  1543000
ALLIED WASTE INDUSTRIES INC    COM              019589308     3840   400000 SH       SOLE                   400000
AMPHENOL CORP.                 COM              032095101    11302   313950 SH       SOLE                   313950
AT&T CORP.                     COM              001957109       48     4500 SH       SOLE                     4500
AT&T WIRELESS SERVICES INC.    COM              00209A106       86    14625 SH       SOLE                    14625
BELLSOUTH CORP.                COM              079860102      172     5464 SH       SOLE                     5464
CENDANT CORP                   COM              151313103    10589   666800 SH       SOLE                   666800
CONSOLIDATED GRAPHICS, INC.    COM              209341106      190    10000 SH       SOLE                    10000
CORNING, INC.                  COM              219350105       60    17000 SH       SOLE                    17000
DECISIONONE CORP NEW           COM              243458106      952    74013 SH       SOLE                    74013
DYNEGY, INC.                   COM              26816Q101     1944   270000 SH       SOLE                   270000
FAIRFAX FINANCIAL HOLDINGS     COM              303901102     1999    20000 SH       SOLE                    20000
FISHER SCIENTIFIC              COM              338032204    11896   424850 SH       SOLE                   424850
FORD MOTOR CO.                 COM              345310100      523    32670 SH       SOLE                    32670
GENERAL MOTORS                 COM              370442105      241     4500 SH       SOLE                     4500
HEARTLAND TECHNOLOGIES         COM              421979105        1    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103      160     3900 SH       SOLE                     3900
J.P. MORGAN CHASE              COM              46625H100      611    18000 SH       SOLE                    18000
KINDER MORGAN ENERGY PRTNRS. L COM              494550106      267     8500 SH       SOLE                     8500
LIBERTY MEDIA                  COM              530718105     2875   287500 SH       SOLE                   287500
LUCENT TECHNOL.                COM              549463107       35    21363 SH       SOLE                    21363
METROMEDIA INTL. GROUP         COM              591695101      224  2796800 SH       SOLE                  2796800
NEXTWAVE TELECOM INC.-CL B     COM              65332M103      950   500000 SH       SOLE                   500000
PHARMACEUTICAL HOLDRs TRUST    COM              71712A206      843    10900 SH       SOLE                    10900
PHILIP MORRIS COMPANIES INC    COM              718154107       26      600 SH       SOLE                      600





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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

POLYMER GROUP                  COM              731745105      224  1868600 SH       SOLE                  1868600
PRIMEDIA INC.                  COM              74157K101     1552  1272500 SH       SOLE                  1272500
PSS WORLD MEDICAL INC.         COM              69366A100     3645   450000 SH       SOLE                   450000
SBC COMM. INC.                 COM              78387G103      152     4976 SH       SOLE                     4976
SPRINT CORP.                   COM              852061100      306    28800 SH       SOLE                    28800
TOKHEIM CORP                   COM              889073201       78   194561 SH       SOLE                   194561
TWINLAB CORP                   COM              901774109      179   407500 SH       SOLE                   407500
VERIZON COMM.                  COM              92343V104      134     3349 SH       SOLE                     3349
WASTE MGMT. INC                COM              94106L109     9370   359700 SH       SOLE                   359700
WILLIAMS COS INC.              COM              969457100      347    57900 SH       SOLE                    57900
JOHN HANCOCK BANK & THRIFT     MUTUAL           409735107      574 67500.00 SH       SOLE                 67500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614     4914 122250.00SH       SOLE                122250.00
iSHARES RUSSELL 2000 GROWTH    MUTUAL           464287648      286  6000.00 SH       SOLE                  6000.00
ALL AMERICAN TERM TRUST INC.   BOND             016440109     2811 233700.00SH       SOLE                233700.00
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102      193 20500.00 SH       SOLE                 20500.00
BLACKROCK STRATEGIC TERM       BOND             09247P108     3424 349016.92SH       SOLE                349016.92
MFS INTERMEDIATE INCOME TRUST  BOND             55273C107     1848 258042.64SH       SOLE                258042.64
NATIONS GOVT. TERM 2004        BOND             638584102      102 10000.00 SH       SOLE                 10000.00
PUTNAM MASTER INTERM. INCOME   BOND             746909100     1345 214868.52SH       SOLE                214868.52
TCW/DW TERM TRUST 2003         BOND             87234U108     1994 185319.87SH       SOLE                185319.87
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      161    15000 SH       SOLE                    15000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      440    29734 SH       SOLE                    29734
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      360    22500 SH       SOLE                    22500





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